UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   |_|  is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Glenview Capital Management, LLC
Address:          767 Fifth Avenue, 44th Floor
                  New York, NY 10153


Form 13F File Number:   028-10134
                      ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Lawrence M. Robbins
Title:            Chief Executive Officer
Phone:            212-812-4700

Signature, Place and Date of Signing:


   /s/ Lawrence M. Robbins            New York, New York     August 14, 2007
------------------------------        ------------------     ---------------
            [Signature]                  [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                                  -------------------

Form 13F Information Table Entry Total:                   80
                                                  -------------------

Form 13F Information Table Value Total:               $11,565,788
                                                  -------------------
                                                     (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None

                       GLENVIEW CAPITAL MANAGEMENT, LLC
                                   FORM 13F
                          Quarter Ended June 30, 2007




                                  CLASS                  VALUE       SHRS OR    SH/   PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
                                  ------                 ------      --------   ---   ----  ----------  ------   ----------------
NAME OF ISSUER                    TITLE        CUSIP     (X$1,000)    PRN AMT   PRN   CALL  DISCRETION MANAGERS   SOLE  SHARED NONE
--------------                    -----        -----     ---------    -------   ---   ----  ---------- --------   ----  ------ ----
ADVANCED MEDICAL OPTICS INC       COM        00763M108     $35,951  1,030,700   SH          SOLE             1,030,700
AECOM TECHNOLOGY CORP DELAWA      COM        00766T100     $25,430  1,025,000   SH          SOLE             1,025,000
AETNA INC NEW                     COM        00817Y108    $387,695  7,848,068   SH          SOLE             7,848,068
ALCATEL-LUCENT                    SPON ADR   013904305    $144,833 10,345,200   SH          SOLE            10,345,200
ALCOA INC                         COM        013817101    $136,801  3,375,300   SH          SOLE             3,375,300
ALLTEL CORP                       COM        020039103     $11,071    163,900   SH          SOLE               163,900
AMDOCS LTD                        ORD        G20602103    $155,795  3,912,490   SH          SOLE             3,912,490
AMERICAN TOWER CORP               CL A       029912201    $441,066 10,501,569   SH          SOLE            10,501,569
ANDREW CORP                       COM        034425108     $20,317  1,406,973   SH          SOLE             1,406,973
ARVINMERITOR INC                  COM        043353101     $41,471  1,868,060   SH          SOLE             1,868,060
AT&T INC                          COM        00206R102    $342,010  8,241,200   SH          SOLE             8,241,200
B&G FOODS INC NEW                 CL A       05508R106     $15,183  1,150,200   SH          SOLE             1,150,200
BEARINGPOINT INC                  COM        074002106    $114,585 15,675,100   SH          SOLE            15,675,100
BLOCKBLUSTER INC                  CL B       093679207     $16,571  4,238,000   SH          SOLE             4,238,000
BORDERS GROUP INC                 COM        099709107     $17,807    934,263   SH          SOLE               934,263
BURGER KING HLDGS INC             COM        121208201     $56,686  2,152,100   SH          SOLE             2,152,100
CARDINAL HEALTH INC               COM        14149Y108    $105,712  1,496,485   SH          SOLE             1,496,485
CISCO SYS INC                     COM        17275R102    $188,887  6,782,300   SH          SOLE             6,782,300
COMPUTER SCIENCES CORP            COM        205363104     $57,295    968,635   SH          SOLE               968,635
CORNING INC                       COM        219350105    $248,785  9,737,165   SH          SOLE             9,737,165
CROWN CASTLE INTL CORP            COM        228227104    $502,524 13,855,089   SH          SOLE            13,855,089
CVS CAREMARK CORPORATION          COM        126650100    $444,663 12,199,262   SH          SOLE            12,199,262
CVS CAREMARK CORPORATION          COM        126650100      $7,833    214,900   SH    CALL  SOLE               214,900
DOMTAR CORP                       COM        257559104     $29,567  2,649,382   SH          SOLE             2,649,382
DONNELLEY R R & SONS CO           COM        257867101    $305,881  7,030,130   SH          SOLE             7,030,130
EBAY INC                          COM        278642103     $71,581  2,224,400   SH          SOLE             2,224,400
EXPRESS SCRIPTS INC               COM        302182100    $346,388  6,926,370   SH          SOLE             6,926,370
FIDELITY NATL INFORMATION SV      COM        31620M106   $309,111   5,694,743   SH          SOLE             5,694,743


                       GLENVIEW CAPITAL MANAGEMENT, LLC
                                   FORM 13F
                          Quarter Ended June 30, 2007


FIRST ADVANTAGE CORP              CL A       31845F100     $12,656    550,000   SH          SOLE               550,000
FIRST AMERN CORP CALIF            COM        318522307    $266,310  5,380,000   SH          SOLE             5,380,000
FIRST DATA CORP                   COM        319963104     $61,462  1,881,300   SH          SOLE             1,881,300
FIRST MARBLEHEAD CORP             COM        320771108     $57,311  1,483,200   SH          SOLE             1,483,200
GENENTECH INC                     COM NEW    368710406        $378      5,000   SH          SOLE                 5,000
GOLDMAN SACHS GROUP INC           COM        38141G104     $11,206     51,700   SH          SOLE                51,700
GPO AEROPORTUARIO DEL PAC SA      SPON ADR   400506101    $123,606  2,506,200   SH          SOLE             2,506,200
                                  B
HANOVER COMPRESSOR CO             COM        410768105     $51,585  2,162,912   SH          SOLE             2,162,912
HARMAN INTL INDS INC              COM        413086109     $22,624    193,700   SH          SOLE               193,700
HEWLETT PACKARD CO                COM        428236103    $244,319  5,475,552   SH          SOLE             5,475,552
INGERSOLL-RAND COMPANY LTD        CL A       G4776G101    $471,595  8,602,613   SH          SOLE             8,602,613
LIGAND PHARMACEUTICALS INC        CL B       53220K207     $25,233  3,667,561   SH          SOLE             3,667,561
LIMITED BRANDS INC                COM        532716107    $247,975  9,033,691   SH          SOLE             9,033,691
MCKESSON CORP                     COM        58155Q103    $269,468  4,518,249   SH          SOLE             4,518,249
MEADWESTVACO CORP                 COM        583334107    $207,422  5,872,659   SH          SOLE             5,872,659
MEDCO HEALTH SOLUTIONS  INC       COM        58405U102     $38,995    500,000   SH    CALL  SOLE               500,000
MEDCO HEALTH SOLUTIONS INC        COM        58405U102    $396,041  5,078,104   SH          SOLE             5,078,104
MOTOROLA INC                      COM        620076109     $78,694  4,446,000   SH          SOLE             4,446,000
MUELLER WTR PRODS INC             COM SER B  624758207     $36,888  2,459,172   SH          SOLE             2,459,172
NALCO HOLDING COMPANY             COM        62985Q101    $428,526 15,611,140   SH          SOLE            15,611,140
NCR CORP NEW                      COM        62886E108    $284,674  5,418,232   SH          SOLE             5,418,232
NOKIA CORP                        SPON ADR   654902204    $108,041  3,843,491   SH          SOLE             3,843,491
NRG ENERGY INC                    COM NEW    629377508    $114,941  2,765,006   SH          SOLE             2,765,006
OMNICARE INC                      COM        681904108    $134,098  3,718,741   SH          SOLE             3,718,741
PARKERVISION INC                  COM        701354102        $243     20,300   SH          SOLE                20,300
PEOPLES UNITED FINANCIAL IN       COM        712704105      $8,941    504,312   SH          SOLE               504,312
POWERWAVE TECHNOLOGIES INC        COM        739363109     $40,931  6,109,032   SH          SOLE             6,109,032
PRIMEDIA INC                      COM        74157K101     $59,102 20,737,537   SH          SOLE            20,737,537
PROTECTION ONE INC                COM NEW    743663403      $2,677    178,974   SH          SOLE               178,974


                       GLENVIEW CAPITAL MANAGEMENT, LLC
                                   FORM 13F
                          Quarter Ended June 30, 2007



QUALCOMM INC                      COM        747525103     $26,034    600,000   SH          SOLE               600,000
RELIANT ENERGY INC                COM        75952B105    $192,933  7,158,936   SH          SOLE             7,158,936
RITE AID CORP                     COM        767754104     $25,514  3,999,000   SH          SOLE             3,999,000
SARA LEE CORP                     COM        803111103      $4,350    250,000   SH    CALL  SOLE               250,000
TAKE TWO INTERACTIVE SOFTWAR      COM        874054109     $25,961  1,300,000   SH          SOLE             1,300,000
TEEKAY CORPORATION                COM        Y8564W103     $25,434    439,200   SH          SOLE               439,200
TELLABS INC                       COM        879664100    $218,734 20,328,469   SH          SOLE            20,328,469
TELUS CORP                        NON-VTG    87971M202     $11,419    190,000   SH          SOLE                               NONE
                                  SHS
THERMO FISHER SCIENTIFIC INC      COM        883556102    $508,282  9,827,568   SH          SOLE             9,827,568
THOMSON CORP                      COM        884903105     $30,773    750,000   SH          SOLE               750,000
TYCO INTL LTD NEW                 COM        902124106     $53,000  1,000,000   SH    CALL  SOLE             1,000,000
UNITED RENTAL INC                 COM        911363109    $138,128  4,244,881   SH          SOLE             4,244,881
UNITEDHEALTH GROUP INC            COM        91324P102    $267,316  5,227,140   SH          SOLE             5,227,140
UNIVERSAL COMPRESSION HLDGS       COM        913431102     $53,299    735,468   SH          SOLE               735,468
UST INC                           COM        902911106     $23,364    435,000   SH    PUT   SOLE               435,000
VERISIGN INC                      COM        92343E102    $182,511  5,752,000   SH          SOLE             5,752,000
VIRGIN MEDIA INC                  COM        92769L101    $439,829 18,047,969   SH          SOLE            18,047,969
WALGREEN CO                       COM        931422109     $50,941  1,169,974   SH          SOLE             1,169,974
WASHINGTON GROUP INTL INC         COM NEW    938862208    $114,894  1,436,000   SH          SOLE             1,436,000
WELLPOINT INC                     COM        94973V107    $481,454  6,030,985   SH          SOLE             6,030,985
WESCO INTL                        COM        95082P105    $131,691  2,178,507   SH          SOLE             2,178,507
XM SATELLITE RADIO HLDGS INC      CL A       983759101     $68,025  5,779,499   SH          SOLE             5,779,499
YAHOO INC                         COM        984332106    $104,461  3,850,400   SH          SOLE             3,850,400